Goodwill and Intangible Assets - Summary of Company's Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 73,654	$ 75,375
Accumulated Amortization	7,371	4,362
Intangibles, net	66,283	71,013
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,585	1,585
Accumulated Amortization	1,373	1,091
Intangibles, net	212	494
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,410	3,410
Accumulated Amortization	885	709
Intangibles, net	2,525	2,701
Acquired in-process research and development
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	35,834	37,660
Accumulated Amortization	366	0
Intangibles, net	35,468	37,660
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	32,720	32,720
Accumulated Amortization	4,742	2,562
Intangibles, net	27,978	$ 30,158
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	105
Accumulated Amortization	5
Intangibles, net	$ 100